Contingent Liability (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Settlement of outstanding notes payable		$ 56,723
Settlement of common shares		1,500,000
Canadian Dollars [Member]
Settlement of outstanding notes payable		$ 75,000
Supplier [Member] | March 1, 2020 [Member]
Payments of legal settlement	$ 6,037
Supplier [Member] | June 1, 2020 [Member]
Payments of legal settlement	$ 24,148